Note 10 – Commitments and contingencies (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023	Nov. 25, 2020
Other Commitments [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	1 year 10 months 24 days	2 years 6 months 29 days		4 years
[custom:FairValueOfROUAssetsAndLiabilities-0]			$ 171,492
A M Property Lease [Member]
Other Commitments [Line Items]
[custom:WeightedAverageInterestRateOfLease-0]					5.52%
Operating Lease, Weighted Average Remaining Lease Term					72 months